Quarterly Financial Data (unaudited) (Details) $ / shares in Units, $ in Millions		3 Months Ended								12 Months Ended
	Apr. 14, 2020	Dec. 31, 2019 USD ($) $ / shares	Sep. 30, 2019 USD ($) $ / shares	Jun. 30, 2019 USD ($) $ / shares	Mar. 31, 2019 USD ($) $ / shares	Dec. 31, 2018 USD ($) $ / shares	Sep. 30, 2018 USD ($) $ / shares	Jun. 30, 2018 USD ($) $ / shares	Mar. 31, 2018 USD ($) $ / shares	Dec. 31, 2019 USD ($) $ / shares		Dec. 31, 2018 USD ($) $ / shares		Dec. 31, 2017 USD ($) $ / shares
Quarterly Financial Information Disclosure [Abstract]
Revenues		$ 1,926	$ 2,087	$ 2,386	$ 2,196	$ 2,793	$ 2,424	$ 2,289	$ 2,524	$ 8,595		$ 10,030		$ 10,039
Operating Income (Loss)		(173)	46	278	(182)	418	82	(160)	42	(31)		382		(138)
NET INCOME (LOSS) ATTRIBUTABLE TO CHESAPEAKE		(324)	(61)	98	(21)	604	(146)	(249)	17	(308)		226		(505)
Net income (loss) available to common stockholders		$ (346)	$ (101)	$ 75	$ (44)	$ 576	$ (169)	$ (272)	$ (6)	$ (416)		$ 133		$ (631)
EARNINGS (LOSS) PER COMMON SHARE:
Basic (in usd per share) | $ / shares		$ (35.53)	$ (11.89)	$ 9.21	$ (6.37)	$ 126.54	$ (37.14)	$ (59.83)	$ (1.32)	$ (49.97)	[1]	$ 29.26	[1]	$ (139.32)	[1]
Diluted (in usd per share) | $ / shares		$ (35.53)	$ (11.89)	$ 9.21	$ (6.37)	$ 113.80	$ (37.14)	$ (59.83)	$ (1.32)	$ (49.97)	[1]	$ 29.26	[1]	$ (139.32)	[1]
Stock split, conversion ratio	0.005

[1]	Amounts and shares have been retroactively adjusted to reflect a 1-for-200 (1:200) reverse stock split effective April 14, 2020. See Note 26 for additional information.